Share-based compensation - Additional Information (Detail)			12 Months Ended
	Oct. 02, 2022 kr / shares	Oct. 02, 2020 shares	Dec. 31, 2022 shares Employees kr / shares	Dec. 31, 2021 shares Employees kr / shares	Dec. 31, 2020 Employees
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Increase (decrease) in number of shares outstanding		25,962,800
Number of shares issued			1,166,326,584	1,010,388,454
Granted		25,962,800
Granted Subscription Rights			101,254,865
Percentge of total number of registered ordinary shares granted			10.00%
Percentge of subscription rights vested per year			25.00%
Average number of employees | Employees			90	95	93
Incentive Subscription Rights [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Increase (decrease) in number of shares outstanding			19,342,900	21,885,200
Exercise price of share options issued | kr / shares	kr 1.71
Share based payment arrangement share options expiration date	May 15, 2025
Granted			19,342,900	21,885,200
Employee Share Purchase Plan [Member]
Disclosure Of Detailed Information Of Share Based Payment Arrangement [Line Items]
Percentage of contribution by employees defined benefit plan			20.00%
Percentage of employees new issue shares purchase price below closing share price at the first and last trading day of contribution period defined benefit plan			85.00%
Number of shares issued			4,947,546	2,946,019
Shares issued price per share | kr / shares			kr 1.08	kr 2.00
Percentage of discount on contribution amount			15.00%
Call option percentage granted			85.00%
Put option percentage granted			15.00%
Average number of employees | Employees			43	53